REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Schedule of revenues by types of sales

in € thousand	2024	2023	2022
Technical equipment and processes(1)	47,443	77,554	73,151
Spare Parts	8,976	9,722	14,302
Service(2)	3,971	1,781	1,978
Other	446	1,189	5,627
Total	60,836	90,246	95,058
(1)	Included within the “Technical equipment and processes” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Schedule of changes to contract liabilities

in € thousand	2024	2023	2022
Balance at January 1	17,931	30,569	25,682
Sales revenues included in contractual liabilities at the beginning of the period	(17,769)	(30,406)	(25,682)
Increase due to customer payments received	11,121	17,769	30,569
Balance at December 31	11,284	17,931	30,569

Summary of cost of sales included in cost types

in € thousand	2024	2023	2022
Personnel expenses	(17,545)	(16,690)	(16,221)
Material expenses	(21,821)	(35,767)	(34,274)
Depreciation/amortization	(5,209)	(4,904)	(4,147)
Other expenses	(4,217)	(6,488)	(7,079)
Total cost of sales	(48,791)	(63,849)	(61,721)